UNIT-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2015
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of activity
The following table presents activity under the SMLP LTIP.

	Three months ended March 31, 2015
	Units	Weighted-average grant date fair value
Nonvested phantom units, beginning of period	336,202	$30.61
Phantom units granted (1)	200,283	33.94
Phantom units vested	(89,107)	34.07
Phantom units forfeited	(2,106)	36.36
Nonvested phantom units, end of period	445,272	$31.39
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(1) Grants vest ratably over a three-year period.